Investment Strategy - BNY Mellon Global Emerging Markets Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities (or derivative or other strategic instruments with similar economic characteristics) of companies organized or with their principal place of business, or majority of assets or business, in emerging market countries. The fund considers emerging market countries to be all countries represented in the Morgan Stanley Capital International Emerging Markets Index (MSCI EM Index), the fund's benchmark index. The MSCI EM Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of publicly-traded stocks issued by companies in emerging market countries in Africa, Asia, Europe, Latin America, and the Middle East. The fund also may invest in companies organized or with their principal place of business, or majority of assets or business, in developed markets and pre-emerging markets, also known as frontier markets. The fund may invest in equity securities of companies with any market capitalization. The fund may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in certain countries, such as China.

Newton Investment Management Limited, an affiliate of BNY Mellon Investment Adviser, Inc., is the fund's sub-adviser. The fund's sub-adviser employs a fundamental bottom-up investment process that emphasizes quality, return on capital employed and governance. The process of identifying investment ideas begins by identifying a core list of investment themes. These themes are based primarily on observable global economic, industrial, or social trends that the sub-adviser believes will positively or negatively affect certain sectors or industries and cause stocks within these sectors or industries to outperform or underperform others. The fund's sub-adviser then identifies specific companies using these investment themes to help it focus on areas where the thematic and strategic research indicates positive returns are likely to be achieved.

The fund typically considers selling a security as a result of one or more of the following:

• there has been a change in the sub-adviser's view of global investment themes (as described above);

• there has been a significant change in the prospects of the company;

• a price movement and market activity have created an excessive valuation;

• unfavorable relative risk/reward balance versus other opportunities; or

• profit-taking.